Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2017	Aug. 31, 2017	Aug. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,653,378)	$ (119,160)	$ (234,889)	$ (29,690)
Amortization of debt discount		321	600
Stock based compensation	168,751		3,332
Depreciation	249
Changes in operating assets and liabilities:
Prepaid expenses	(56,338)		(1,500)
Other receivable	(16,484)
Accounts payable and accrued liabilities	461,052	58,374	15,636	11,201
Accrued interest		1,603
Net cash used in operating activities	(1,096,148)	(58,862)	(216,821)	(18,489)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equipment	(887)
Net cash used in investing activities	(887)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common shares	860,786	2,160	772,681
Collection from share subscription receivable				600
Collection from stock payable		231,666
Due to related party		16,610
Advance from related party	18,472	3,274	24,585	4,450
Repayment to related party	(16,602)		(11,317)
Proceeds from issuance of note payable		29,400	29,400
Repayment of note payable			(30,000)
Net cash provided by financing activities	862,656	283,110	785,349	5,050
Effects on changes in foreign exchange rate	(12,373)		657
Net increase (decrease) in cash and cash equivalents	(246,752)	224,248	569,185	(13,439)
Cash and cash equivalents - beginning of period	572,775	3,590	3,590	17,029
Cash and cash equivalents - end of period	326,023	227,838	572,775	3,590
Supplemental Cash Flow
Cash paid for interest	0	0	1,500
Cash paid for income taxes	$ 0	0	0	$ 0
Non-cash financing and investing activities:
Loan forgiven by previous shareholder		$ 16,856	$ 16,856